CONVERSION OPTION ON CONVERTIBLE DEBT INSTRUMENTS - Conversion Options on Convertible Debt Instruments (Details) - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance		$ 110,673,348
Ending balance	$ 176,461,097	176,461,097
2023 Debenture Financing
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	30,342,059
Paid in kind interest	642,404
Fair value adjustment	(3,998,336)
Foreign currency translation adjustment	(760,031)
Ending balance	$ 26,226,096	$ 26,226,096